Investor A Institutional [Member] Expense Example - Investor A, Institutional - BlackRock LifePath ESG Index Retirement Fund	Oct. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	209
Expense Example, with Redemption, 10 Years	491
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	$ 796